Mutual Fund Series Trust

Catalyst Event Arbitrage Fund

Incorporated herein by reference is the Supplement to prospectus for Catalyst Event Arbitrage Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on March 27, 2013 (SEC Accession No. 0001162044-13-000362).